PROVISIONS AND CONTINGENT LIABILITIES (Details 3)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Provisions And Contingent Liabilities [Abstract]
Contingent Liabilities	$ 4,308
Revocatory Action Claim	Revocatory Action claim by Interbolsa S.A. Comisionista de Bolsa vs. Bancolombia
Contingent Liabilitiies Decision	In Bancolombia’s favor